Subsequent events (Details) (Subsequent event, CNY)	1 Months Ended	0 Months Ended
	Mar. 31, 2015	Jan. 22, 2015	Mar. 12, 2015	Jan. 01, 2015	Jan. 01, 2018	Jan. 01, 2017	Jan. 01, 2016
Subsequent events
Equity interest acquired	55.00%
Portion of purchase consideration paid	20,000,000
Travelling Bestone
Subsequent events
Payments made for investment		135,000,000
Revolving credit facility | Baidu
Subsequent events
Proceeds from credit facility			507,000,000
Plan
Subsequent events
Increase in percentage of the then outstanding shares on specified date the maximum number of shares that may be issued under the 2007 Plan				2.65%
Plan | Forecast
Subsequent events
Increase in percentage of the then outstanding shares on specified date the maximum number of shares that may be issued under the 2007 Plan					1.50%	2.65%	2.65%